Income Taxes - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax [Line Items]
Income tax rate	25.00%	25.00%	25.00%
Deferred tax liability, intangible assets		¥ 21,228,656		¥ 18,825,416
Intangible assets, amortization period	10 years
Tax loss carryforwards		542,743,772		588,547,586
Valuation allowances		985,439,953		1,056,253,343
Online Audio/Video Content Platform
Income Tax [Line Items]
Deferred tax liability, intangible assets				18,800,000
Intangible assets, amortization period	10 years
PRC
Income Tax [Line Items]
Income tax rate	25.00%
Withholding income tax rate for dividends distributed	10.00%
Withholding income tax rate for dividends declared to holding company	5.00%
Withholding income tax rate on dividends for Hong Kong holding company which recognized as beneficial owner	25.00%
Income taxes preferential tax rate review period	3 years
Income taxes preferential tax rate	15.00%
Tax loss carryforwards		¥ 2,372,100,000	¥ 675,500,000	¥ 2,409,400,000
PRC | Enterprise Income Tax Law
Income Tax [Line Items]
Income tax rate	25.00%
Profit Upto HK$2.0 Million | Hong Kong
Income Tax [Line Items]
Income tax rate	8.25%
Profit After HK$2.0 Million | Hong Kong
Income Tax [Line Items]
Income tax rate	16.50%
Maximum
Income Tax [Line Items]
Intangible assets, amortization period	10 years
Maximum | Profit Upto HK$2.0 Million | Hong Kong
Income Tax [Line Items]
Taxable profit amount | $	$ 2,000,000.0